Reconciliation Of Liabilities Arising From Financing Activities	6 Months Ended
Jun. 30, 2021
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Reconciliation Of Liabilities Arising From Financing Activities
19.	RECONCILIATION OF LIABILITIES ARISING FROM FINANCING ACTIVITIES
The table below details changes in the Company’s liabilities arising from financing activities, including both cash and non-cash
changes. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be, classified in the Company’s consolidated statements of cash flows as cash flows from financing activities.

				Non-cash changes
	January 1, 2020	Interest Paid	Net proceeds/ (repayment)	Additions/ (Transfers)	Others*	Interest expense	June 30, 2020
Lease Liabilities – current	$264,543	(20,125)	(129,366)	138,900	—	20,125	$274,077
Lease Liabilities – non-current	$490,835	—	—	(138,900)	—	—	$351,935
Long-term borrowings (Note 11)	$17,065,305	—	—	—	(561,323)	616,029	$17,120,011
Long-term borrowings from related parties (Notes 11 and 21)	$566,176	—	—	—	—	41,483	$607,659

				Non-cash changes
	January 1, 2021	Interest paid	Net proceeds/ (repayment)	Additions/ (Transfers)	Others*	Interest expense	June 30, 2021
Lease Liabilities – current	$271,624	(13,330)	(208,142)	217,827	—	13,330	$281,309
Lease Liabilities – non-current	$281,149	—	—	(217,827)	—	—	$63,322
Long-term borrowings (Note 11)	$15,183,421	—	—	—	(192,177)	223,536	$15,214,780
Current borrowings (Notes 11 and 21)	$2,900,971	(355,744)	(2,700,000)	—	—	154,773	$—
Current borrowings from related parties (Notes 11 and 21)	$617,912	(117,986)	(550,000)	—	—	50,074	$—
Interest payables (Note 10)	$735,510	(736,469)	—	—	—	172,222	$171,263

*	Others comprise mainly foreign currency translation differences. For lease liabilities, it also includes lease modifications and disposals.